SHAREHOLDER'S EQUITY - Common Stock Shares (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class A Ordinary shares subject to possible redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	34,500,000	34,500,000
Common shares, shares outstanding (in shares)	34,500,000	34,500,000
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000
Shares subject to forfeiture	11,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Ratio to be applied to the stock in the conversion	20	20
Class B Ordinary shares | Over-allotment option
Class of Stock [Line Items]
Shares subject to forfeiture	1,125,000